Taxes on Income - Schedule of Deferred Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Taxes [Line Items]
Balance at Beginning	$ 181	$ (301)	$ (645)
Balance at ending	422	181	(301)
Charged to profit or loss	241	482	344
Intangible assets, net [Member]
Schedule of Deferred Taxes [Line Items]
Balance at Beginning	(164)	(852)	(1,067)
Balance at ending	(100)	(164)	(852)
Charged to profit or loss	64	688	215
Carryforward tax losses [Member]
Schedule of Deferred Taxes [Line Items]
Balance at Beginning	42	551	422
Balance at ending	10	42	551
Charged to profit or loss	(32)	(509)	129
Carryforward research and development expenses [Member]
Schedule of Deferred Taxes [Line Items]
Balance at Beginning	285
Balance at ending	419	285
Charged to profit or loss	134	285
Other [Member]
Schedule of Deferred Taxes [Line Items]
Balance at Beginning	18
Balance at ending	93	18
Charged to profit or loss	$ 75	$ 18